Revenue (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of revenue from contracts with customers [Abstract]
Schedule of disaggregated revenue
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
		*As Adjusted	*As Adjusted
Americas	$603,959	$439,363	$317,432
EMEA	474,712	347,509	193,790
Asia Pacific	131,456	94,106	115,462
	$1,210,127	$880,978	$626,684